Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Other accounts payable	$ 68,976	$ 63,172
Government Institutions [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Other accounts payable	35,648	35,775
Accrued royalties to the IIA [Member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Other accounts payable		223
Accrued expenses and other current liabilities [member]
Other Accounts Payable (Details) - Schedule of other accounts payable [Line Items]
Other accounts payable	$ 33,328	$ 27,174